Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share
Disclosure Of Share Capital Information [Abstract]
Outstanding, beginning of period | Share	7,709,746	6,352,049
Outstanding, beginning of period, weighted average exercise price | $	$ 2.10	$ 1.48
Granted during period | Share	3,589,500	2,056,648
Granted during period, weighted average exercise price | $	$ 7.59	$ 3.90
Exercised during period | Share	(2,167,864)	(504,801)
Exercised during period, weighted average exercise price | $	$ 1.92	$ 1.43
Cancelled / Forfeited during period | Share	(298,188)	(194,150)
Cancelled / Forfeited during period, weighted average exercise price | $	$ 6.41	$ 2.43
Outstanding, end of period | Share	8,833,194	7,709,746
Outstanding, end of period, weighted average exercise price | $	$ 4.23	$ 2.10